BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Bond Payable
Schedule of Bond payable

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Bond payable – current	40,000,000	40,000,000	255,102
Bond payable – non-current	56,807,020	18,175,440	115,915
Bond payable	96,807,020	58,175,440	371,017

Schedule of corporate bonds

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral / Guarantee
	JPY
6th Series Unsecured Private Placement Bonds Limited to Qualified Institutional Investors	60,000,000	April 28, 2027	0.5%	-
Less: Bond issuance cost	(1,824,560)
Total bond payable	58,175,440
Total bond payable (US$)	371,017

Schedule of future principal amounts

	JPY	US$
2026	40,000,000	255,102
2027	20,000,000	127,551
2028	-	-
2029	-	-
2030	-	-
Thereafter	-	-
Total bond payable	60,000,000	382,653